--------------------------------------------------------------------------------
INTERNATIONAL LARGE-CAP
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Alliance International
Premier Growth Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report contains the investment results, economic review and outlook for Alliance International Premier Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected, international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, for the six- and 12-month periods ended May 31, 2002. The MSCI EAFE Growth Index is also included since the Fund generally holds stocks that are categorized as growth stocks as opposed to value stocks.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                        ------------------------
                                                              Total Returns
                                                        ------------------------
                                                          6 Months     12 Months
--------------------------------------------------------------------------------
Alliance International Premier Growth Fund
  Class A                                                     0.84%       -9.35%
--------------------------------------------------------------------------------
  Class B                                                     0.62%      -10.02%
--------------------------------------------------------------------------------
  Class C                                                     0.49%      -10.02%
--------------------------------------------------------------------------------

                                                          6 Months     12 Months
--------------------------------------------------------------------------------
MSCI EAFE Index                                               3.28%       -9.32%
--------------------------------------------------------------------------------
MSCI EAFE Growth Index                                        1.04%      -11.34%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged MSCI EAFE Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia, and the Far East. The unmanaged MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment including Alliance International Premier Growth Fund.

      Additional investment results appear on pages 5-8.

The Fund's growth orientation resulted in underperformance relative to the MSCI EAFE Index and only slight underperformance relative to the MSCI EAFE Growth Index for the six-


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                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

month period ended May 31, 2002. For the 12-month period ended May 31, 2002, the Fund performed in line with the MSCI EAFE Index and outperformed the MSCI EAFE Growth Index.

The primary detractor from the Fund's performance for the six-month period ended May 31, 2002 was its overweight position in wireless service providers and equipment companies such as Vodafone Group Plc. and Nokia AB OYJ Corp. The prospects for these companies continue to be sources of concern, as evidence of wireless data services' contribution to revenues and earnings remains elusive. With recent launches of new handsets, including those with color screens and cameras, as well as new data services, we are anticipating renewed interest in the sector.

The uncertainty and volatility of the markets that marked late 2001 have continued into the current year, with most of the world's major markets posting negative returns so far this year. Japan, seemingly marching to its own drum (backward for the past decade, some would say) has been a notable outperformer for the period, returning over 10%. With fears of an imminent financial system meltdown abating amid modest signs of a cyclical recovery, the Japanese market has held its own. The Fund's overweight position in Japan clearly helped performance, but not quite enough to offset the drag from positions previously mentioned in wireless service providers and equipment companies.

Economic Review and Outlook

The world's equity markets have continued their volatile trading patterns in the midst of uncertainty on many fronts. On the economic front, there are questions regarding an economic recovery in the United States, Europe and Japan, concerns regarding the sustainability of the economy in South Korea and the demise of the economy and currency in Argentina. Military action and fears of additional terrorist attacks in the midst of the war in Afghanistan, as well as political unrest in India and Pakistan and the continuing Palestinian/Israeli conflicts, have added to the volatility.

There are other factors that have contributed to the uncertainty in the markets as well. Accounting scrutiny has uncovered questionable activities at numerous large U.S. corporations, shaking confidence in the accuracy of financial reports across the corporate realm. The U.S. dollar has weakened over the past several months, after many years of strength in the global markets. While the sustainability of the current trend is being questioned, it has significant consequences to companies doing business in U. S. dollars and to our investments overseas.

In light of the volatility and uncertainty in the markets, we continue to take a very balanced, diversified approach to the Fund's portfolio. Some of the recent signs of strength in the Japanese, U.S., and European economies give us cause for optimism, and as such, we have become slightly more aggressive in positioning the Fund toward companies with greater earnings prospects


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2 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

in this environment. We also recognize the fragility of the markets to an economic pause or external shock, so we continue the Fund's exposure to more defensive and predictable businesses. The Fund's sector focus has been toward technology, health care and consumer discretionary items, and an underweight position in energy and telecommunications.

At the same time, we maintain the Fund's company-specific focus, looking for those companies that stand due to outperform over the long-run, the companies that are and will continue to be the premier growth companies internationally. These are the companies that form the core of the Fund's portfolio, the ones making the tough business decisions during the downturn to best position themselves for the long haul.

The Fund's geographic exposure also reflects balance, although with an overweight position in Japan relative to positions in Europe and Asia at this time. While the opportunity for long-term restructuring of the companies and markets in Europe looms large, the near-term strains caused by the current economic slowdown prompt us to be a bit cautious. Japan, on the other hand, has struggled for economic growth for over a decade. The wait for reforms in the banking system and restructuring in corporations has been frustrating for many, and impatience sets in from time to time. Yet in the midst of all this, the occasional glimpse of change and progress emerges, one company at a time it seems, and affords opportunity for patient investors who recognize that change in Japan happens on its own terms. Recent signs of a cyclical recovery, albeit modest so far, have been well received by the market.

We anticipate the markets will continue to be choppy as companies report results amid mixed economic signals. Guidance regarding the tone of business and financial forecasts will likely be muted until corporate earnings prospects firm and the economies return to more solid footing. We will remain nimble in anticipating change and reacting to it.

Portfolio Management and Strategy

The portfolio management of the Fund is focused on marrying the underlying fundamentals of earnings and cash flow of each respective company with its current share price, relative to other investment alternatives. Alliance Capital's large global equity research and portfolio management team situated in numerous locations around the world perform fundamental analysis and research on each portfolio company. The Fund's industry sector and geographic weightings are the result of specific company stock selection rather than a macro-oriented or predetermined allocation. The Fund is well diversified in terms of geographic and industry sector weightings as discussed above and shown in the charts on the following pages.


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                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your continued interest and investment in Alliance International Premier Growth Fund. We look forward to reporting the market activity and the Fund's investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Alfred Harrison

Alfred Harrison
Executive Vice President


/s/ Gurudutt Baliga

Gurudutt Baliga
Senior Vice President

[PHOTO] John D. Carifa

[PHOTO] Alfred Harrison

[PHOTO] Gurudutt Baliga

Alfred Harrison and Gurudutt Baliga, Portfolio Managers, have over 55 years of combined investment experience.


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4 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
3/31/98* TO 5/31/02

 [THE FOLLOWING DATA WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                     Alliance
                   International            MSCI EAFE
                Premier Growth Fund       Growth Index        MSCI EAFE Index
------------------------------------------------------------------------------
     3/31/98*         $ 9,574                $10,000              $10,000
     5/31/98          $ 9,583                $10,033              $10,035
     5/31/99          $ 9,509                $10,330              $10,502
     5/31/00          $12,658                $12,502              $12,333
     5/31/01          $ 8,912                $ 9,101              $10,244
     5/31/02          $ 8,078                $ 8,069              $ 9,289

This chart illustrates the total value of an assumed $10,000 investment in Alliance International Premier Growth Fund Class A shares (from 3/31/98 to 5/31/02) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia, and the Far East.

The unmanaged MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia, and the Far East with a greater-than-average growth orientation.

When comparing Alliance International Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance International Premier Growth Fund.

*     Closest month-end after Fund's Class A share inception date of 3/3/98.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

                  Alliance International Premier Growth Fund --
                            Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
             Alliance International    MSCI EAFE            MSCI EAFE
               Premier Growth Fund       Index            Growth Index
--------------------------------------------------------------------------------
   5/31/98*           3.40%              3.46%                1.70%
   5/31/99           -0.77%              4.66%                2.96%
   5/31/00           33.12%             17.43%               21.02%
   5/31/01          -29.60%            -16.94%              -27.20%
   5/31/02           -9.35%             -9.32%              -11.34%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East. The unmanaged MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance International Premier Growth Fund.

* The Fund's return for the period ended 5/31/98 is from the Fund's inception date of 3/3/98 through 5/31/98. The benchmark's return for the period ended 5/31/98 is from 2/28/98 through 5/31/98.


--------------------------------------------------------------------------------
6 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES        PORTFOLIO STATISTICS

Class A Shares         Net Assets ($mil): $146.4
3/3/98                 Average Market Capitalization ($mil): $33,989
Class B Shares
3/3/98
Class C Shares
3/3/98

COUNTRY BREAKDOWN

  29.8% Japan
  19.5% United Kingdom
  15.4% France
  10.2% Switzerland
   4.6% Spain
   4.6% Italy                           [PIE CHART]
   3.9% Germany
   3.0% Taiwan
   2.4% Ireland
   2.0% South Korea
   1.9% Sweden
   1.5% Netherlands
   1.2% Finland

SECTOR BREAKDOWN

  23.4% Finance
  18.7% Technology
  13.1% Health Care
  10.6% Consumer Services
  10.2% Consumer Manufacturing          [PIE CHART]
   6.3% Capital Goods
   6.0% Consumer Staples
   5.6% Energy
   4.7% Basic Industries
   1.4% Transportation

All data as of May 31, 2002. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002


Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year               9.35%                     -13.18%
     Since Inception*             -3.19%                      -4.16%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             -10.02%                     -13.62%
     Since Inception*             -3.88%                      -3.88%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             -10.02%                     -10.92%
     Since Inception*             -3.89%                      -3.89%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                                 Class A      Class B         Class C
--------------------------------------------------------------------------------
              1 Year             -12.54%      -13.00%         -10.17%
     Since Inception*             -4.99%       -4.76%          -4.73%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest primarily in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 3/3/98


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8 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.--Produces
   and sells health-care related products,
   foods and chemicals.                               $   7,970,918         5.4%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc.--Offers
   a full range of banking and related services
   to personal and small business clients.                6,399,696         4.4
--------------------------------------------------------------------------------
BNP Paribas, SA--Attracts deposits and
   offers banking services. The company offers
   consumer, mortgage, commercial and industrial
   loans, foreign exchange services, discount
   securities brokerage services, lease financing,
   factoring, international trade financing, private
   banking services, and life insurance. The
   company also advises on mergers and
   acquisitions, capital restructuring and
   privatizations.                                        6,223,183         4.2
--------------------------------------------------------------------------------
Canon, Inc.--Manufactures office automation
   equipment, cameras, and video devices.
   The company's products include color laser
   and high speed copiers, mid-range copiers,
   printers, 35mm cameras, broadcasting
   lenses, and other optical instruments.
   The company also manufactures and
   markets medical equipment.                             6,122,775         4.2
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.--Produces and
   distributes synthetic resins and other
   chemical products such as fertilizers.
   The company also manufactures electronic
   materials such as semiconductor silicon, and
   synthetic and rare earth quartz. Shin-Etsu
   operates in Japan and overseas.                        5,602,997         3.8
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA--Offers
   consumer and mortgage loans, private banking,
   asset management, securities brokerage
   services, and individual and group life
   insurance.                                             5,096,346         3.5
--------------------------------------------------------------------------------
L'Oreal, SA--Manufactures, markets and distributes
   health and beauty aids. The company's products
   are sold internationally and include cosmetics,
   hair care products, moisturizers, perfumes and
   pharmaceuticals.                                       4,496,724         3.1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 9

--------------------
TEN LARGEST HOLDINGS
--------------------

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.--Develops,
   manufactures and distributes motorcycles,
   automobiles and power products such as
   generators and farm machinery. The company
   also operates a financial credit business.
   The company has manufacturing facilities in
   the U.S., Canada, the U.K., France, Italy,
   Spain, Brazil, Mexico, India and Thailand.         $   4,389,269         3.0%
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co., Ltd.--
   Manufactures and markets integrated circuits
   used in computers, communications and
   consumer electronics.                                  4,369,462         3.0
--------------------------------------------------------------------------------
British Sky Broadcasting Group Plc.--Operates
   and distributes a variety of "Sky" channels,
   which broadcast news, movies, sports and
   pay-per-view events.                                   4,362,420         3.0
--------------------------------------------------------------------------------
                                                      $  55,033,790        37.6%


--------------------------------------------------------------------------------
10 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Basic Industries                                      $   6,954,817         4.8%
--------------------------------------------------------------------------------
Capital Goods                                             9,199,084         6.3
--------------------------------------------------------------------------------
Consumer Manufacturing                                   15,010,004        10.2
--------------------------------------------------------------------------------
Consumer Services                                        15,525,518        10.6
--------------------------------------------------------------------------------
Consumer Staples                                          8,751,568         6.0
--------------------------------------------------------------------------------
Energy                                                    8,241,080         5.6
--------------------------------------------------------------------------------
Finance                                                  34,260,367        23.4
--------------------------------------------------------------------------------
Health Care                                              19,182,340        13.1
--------------------------------------------------------------------------------
Technology                                               27,396,512        18.7
--------------------------------------------------------------------------------
Transportation                                            2,131,636         1.5
--------------------------------------------------------------------------------
Total Investments                                       146,652,926       100.2
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                   (245,820)       (0.2)
--------------------------------------------------------------------------------
Net Assets                                            $ 146,407,106       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-100.2%

Finland-1.2%
Nokia AB OYJ Corp. Series A ...................       121,800     $   1,740,360
                                                                  -------------

France-15.4%
BNP Paribas, SA ...............................       110,600         6,223,183
L'Oreal, SA ...................................        62,900         4,496,724
LVMH Moet Hennessy Louis Vuitton, SA ..........        47,800         2,533,344
Sanofi-Synthelabo, SA .........................        59,200         3,590,883
Schneider Electric, SA ........................        59,900         3,076,734
STMicroelectronics NV .........................        62,500         1,721,294
Thomson Multimedia(a) .........................        33,000           926,410
                                                                  -------------
                                                                     22,568,572
                                                                  -------------
Germany-3.9%
Bayerische Motoren Werke AG ...................        86,200         3,687,000
Infineon Technologies AG(a) ...................        52,000           900,840
SAP AG ........................................        10,600         1,126,545
                                                                  -------------
                                                                      5,714,385
                                                                  -------------
Ireland-2.5%
CRH Plc .......................................       203,532         3,582,980
                                                                  -------------

Italy-4.6%
Alleanza Assicurazioni ........................       254,400         2,444,741
ENI SpA .......................................       277,000         4,216,652
                                                                  -------------
                                                                      6,661,393
                                                                  -------------
Japan-29.9%
Bridgestone Corp. .............................       167,000         2,424,345
Canon, Inc. ...................................       159,000         6,122,775
Fujisawa Pharmaceutical Co., Ltd. .............        27,000           678,643
Honda Motor Co., Ltd. .........................       102,800         4,389,269
Hoya Corp. ....................................        29,400         2,181,374
Keyence Corp. .................................         5,900         1,283,332
Nitto Denko Corp. .............................        22,000           664,626
Ricoh Co., Ltd. ...............................       216,000         4,228,470
Shin-Etsu Chemical Co., Ltd. ..................       139,100         5,602,997
Shionogi & Co., Ltd. ..........................        43,000           584,049
SMC Corp. .....................................        22,400         2,616,612
Sumitomo Trust & Banking Co., Ltd. ............       513,000         2,880,537
Takeda Chemical Industries, Ltd. ..............       177,000         7,970,918
Yamato Transport Co., Ltd. ....................       108,000         2,131,636
                                                                  -------------
                                                                     43,759,583
                                                                  -------------
Netherlands-1.5%
Akzo Nobel NV .................................        30,000         1,351,820
ASML Holding NV(a) ............................        41,500           792,965
                                                                  -------------
                                                                      2,144,785
                                                                  -------------


--------------------------------------------------------------------------------
12 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

South Korea-2.0%
Samsung Electronics Co., Ltd. .................        10,400     $   2,929,095
                                                                  -------------

Spain-4.6%
Banco Bilbao Vizcaya Argentaria, SA ...........       422,700         5,096,346
Industria de Diseno Textil, SA(a) .............        81,300         1,684,800
                                                                  -------------
                                                                      6,781,146
                                                                  -------------
Sweden-1.9%
Atlas Copco AB, Series A ......................        63,400         1,515,844
Sandvik AB ....................................        57,400         1,325,268
                                                                  -------------
                                                                      2,841,112
                                                                  -------------
Switzerland-10.2%
Compagnie Financiere Richemont AG .............        76,000         1,997,706
Credit Suisse Group(a) ........................       114,000         4,202,447
Nestle, SA, Series B ..........................         7,100         1,721,500
Novartis AG ...................................        64,400         2,761,817
Swiss Re ......................................        42,400         4,316,192
                                                                  -------------
                                                                     14,999,662
                                                                  -------------
Taiwan-3.0%
Taiwan Semiconductor Manufacturing
   Co., Ltd.(a) ...............................     1,737,564         4,369,462
                                                                  -------------
United Kingdom-19.5%
AstraZeneca Group Plc .........................        81,800         3,596,030
BP Plc ........................................       470,400         4,024,428
British Sky Broadcasting Group Plc.(a) ........       405,844         4,362,420
Capita Group Plc ..............................        63,500           352,425
CGNU Plc ......................................       199,370         1,863,124
Pearson Plc ...................................       123,600         1,530,123
Royal Bank of Scotland Group Plc ..............       219,900         6,399,696
Standard Chartered Plc ........................        70,500           834,101
Vodafone Group Plc ............................     2,764,697         4,174,636
WPP Group Plc .................................       136,700         1,423,408
                                                                  -------------
                                                                     28,560,391
                                                                  -------------
Total Investments-100.2%
   (cost $136,393,019) ........................                     146,652,926
Other assets less liabilities - (0.2%) ........                        (245,820)
                                                                  -------------

Net Assets-100% ...............................                   $ 146,407,106
                                                                  =============

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $136,393,019) ......    $ 146,652,926
Foreign cash, at value (cost $952,962) .......................          957,070
Receivable for investment securities sold
   and foreign currency contracts ............................        1,922,131
Dividends receivable .........................................          349,976
Receivable for capital stock sold ............................          290,175
Deferred organization expenses ...............................           39,669
                                                                  -------------
Total assets .................................................      150,211,947
                                                                  -------------
Liabilities
Due to custodian .............................................        1,534,050
Payable for investment securities purchased and
   foreign currency contracts ................................        1,495,879
Payable for capital stock redeemed ...........................          267,250
Advisory fee payable .........................................          135,593
Distribution fee payable .....................................           98,869
Accrued expenses .............................................          273,200
                                                                  -------------
Total liabilities ............................................        3,804,841
                                                                  -------------
Net Assets ...................................................    $ 146,407,106
                                                                  =============
Composition of Net Assets
Capital stock, at par ........................................    $      17,713
Additional paid-in capital ...................................      260,336,709
Accumulated net investment loss ..............................       (1,324,755)
Accumulated net realized loss on investment and
   foreign currency transactions .............................     (122,893,314)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities .......       10,270,753
                                                                  -------------
                                                                  $ 146,407,106
                                                                  =============
Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
   ($36,331,282/4,309,325 shares of capital stock
   issued and outstanding) ...................................            $8.43
Sales charge--4.25% of public offering price .................              .37
                                                                          -----
Maximum offering price .......................................            $8.80
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($71,912,368/8,805,564 shares of capital stock
   issued and outstanding) ...................................            $8.17
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($24,251,882/2,967,684 shares of capital stock
   issued and outstanding) ...................................            $8.17
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price
   per share ($13,911,574/1,630,578 shares of
   capital stock issued and outstanding) .....................            $8.53
                                                                          =====

See notes to financial statements


--------------------------------------------------------------------------------
14 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $137,097) .....................................  $   934,432
Interest ............................................        6,553  $   940,985
                                                       -----------
Expenses
Advisory fee ........................................      784,068
Distribution fee--Class A ...........................       58,989
Distribution fee--Class B ...........................      382,510
Distribution fee--Class C ...........................      134,027
Transfer agency .....................................      417,126
Custodian ...........................................      194,206
Printing ............................................       67,912
Administrative ......................................       66,500
Registration ........................................       64,606
Audit and legal .....................................       52,374
Amortization of organization expenses ...............       27,048
Directors' fees .....................................       10,324
Miscellaneous .......................................        6,050
                                                       -----------
Total expenses ......................................                 2,265,740
                                                                    -----------
Net investment loss .................................                (1,324,755)
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions .....................................                (6,602,170)
Net realized loss on foreign currency
   transactions .....................................                   (67,354)
Net change in unrealized appreciation/
   depreciation of:
   Investments ......................................                 9,422,744
   Foreign currency denominated assets
     and liabilities ................................                    12,924
                                                                    -----------
Net gain on investments .............................                 2,766,144
                                                                    -----------
Net Increase in Net Assets
   from Operations ..................................               $ 1,441,389
                                                                    ===========

See notes to financial statements


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                               Six Months Ended     Year Ended
                                                 May 31, 2002      November 30,
                                                  (unaudited)          2001
                                               ================   =============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................    $  (1,324,755)    $  (3,185,940)
Net realized loss on investment and
   foreign currency transactions ...........       (6,669,524)     (105,599,824)
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currency denominated assets
   and liabilities .........................        9,435,668        59,957,078
                                                -------------     -------------
Net increase (decrease) in net assets
   from operations .........................        1,441,389       (48,828,686)
Capital Stock Transactions
Net decrease ...............................      (19,048,322)      (35,684,911)
                                                -------------     -------------
Total decrease .............................      (17,606,933)      (84,513,597)
Net Assets
Beginning of period ........................      164,014,039       248,527,636
                                                -------------     -------------
End of period ..............................    $ 146,407,106     $ 164,014,039
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance International Premier Growth Fund (the "Fund") was incorporated as a Maryland Corporation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.,) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed

--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $273,100 have been deferred and are being amortized on a straight-line basis through February, 2003.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.


--------------------------------------------------------------------------------
18 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the average daily net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2002, there was no waiver of management fees. Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2002, such fees amounted to $66,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $288,011 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $1,329 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $140,046 from the sales of Class A shares and $2,782, $134,357 and $1,643 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002, amounted to $233,137, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,043,681 and $1,124,003 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government securities) aggregated $52,535,356 and $73,085,688, respectively, for the six months ended May 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $17,813,871 and gross unrealized depreciation of investments was $7,553,964, resulting in net unrealized appreciation of $10,259,907, excluding foreign currency transactions.

At November 30, 2001, the Fund had a capital loss carryforward of $107,395,998 of which $10,327,674 will expire in 2008 and $97,068,324 will expire in 2009.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the US dollar. At May 31, 2002, the Fund had no outstanding forward exchange currency contracts.


--------------------------------------------------------------------------------
20 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                       ----------------------------------  ----------------------------------
                                       Shares                             Amount
                       ----------------------------------  ----------------------------------
                       Six Months Ended        Year Ended  Six Months Ended        Year Ended
                           May 31, 2002      November 30,      May 31, 2002      November 30,
                            (unaudited)              2001       (unaudited)              2001
                       ----------------------------------------------------------------------
Class A
Shares sold                   4,669,904        21,245,534     $  38,769,019     $ 195,698,925
---------------------------------------------------------------------------------------------
Shares converted
  from Class B                   34,609            34,687           286,260           293,785
---------------------------------------------------------------------------------------------
Shares redeemed              (5,248,097)      (22,175,037)      (43,914,292)     (205,394,698)
---------------------------------------------------------------------------------------------
Net decrease                   (543,584)         (894,816)    $  (4,859,013)    $  (9,401,988)
=============================================================================================

Class B
Shares sold                     675,304         2,246,055     $   5,453,414     $  21,258,449
---------------------------------------------------------------------------------------------
Shares converted
  to Class A                    (35,646)          (36,753)         (286,260)         (293,785)
---------------------------------------------------------------------------------------------
Shares redeemed              (1,725,981)       (4,217,488)      (14,030,858)      (38,048,375)
---------------------------------------------------------------------------------------------
Net decrease                 (1,086,323)       (2,008,186)    $  (8,863,704)    $ (17,083,711)
=============================================================================================

Class C
Shares sold                   1,652,580         2,779,080     $  13,351,245     $  25,863,187
---------------------------------------------------------------------------------------------
Shares redeemed              (2,252,279)       (3,767,180)      (18,306,152)      (34,177,485)
---------------------------------------------------------------------------------------------
Net decrease                   (599,699)         (988,100)    $  (4,954,907)    $  (8,314,298)
=============================================================================================

Advisor Class
Shares sold                     142,586           229,701     $   1,201,340     $   2,210,201
---------------------------------------------------------------------------------------------
Shares redeemed                (184,202)         (334,041)       (1,572,038)       (3,095,115)
---------------------------------------------------------------------------------------------
Net decrease                    (41,616)         (104,340)    $    (370,698)    $    (884,914)
=============================================================================================


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies. Consequently, the Fund's investment portfolio may experience greater price volatility than a portfolio invested in equity securities of U.S. companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.


--------------------------------------------------------------------------------
22 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ------------------------------------------------------------------------------
                                                                     Class A
                                 ------------------------------------------------------------------------------
                                   Six Months                                                          March 3,
                                        Ended                Year Ended November 30,                1998(a) to
                                 May 31, 2002       ----------------------------------------      November 30,
                                  (unaudited)             2001           2000           1999              1998
                                 -----------------------------------------------------------------------------
Net asset value, beginning
  of period ...................   $     8.36        $    10.50     $    13.22     $     9.63        $    10.00
                                 -----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........         (.05)             (.10)          (.14)          (.15)(c)          (.08)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          .12             (2.04)         (2.14)          3.74              (.29)
                                 -----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          .07             (2.14)         (2.28)          3.59              (.37)
                                 -----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gains on investment
  and foreign currency
  transactions ................           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Total distributions ...........           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     8.43        $     8.36     $    10.50     $    13.22        $     9.63
                                 =============================================================================
Total Return
Total investment return based
  on net asset value(d)  ......          .84%           (20.38)%       (17.88)%        37.28%            (3.70)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   36,331        $   40,555     $   60,330     $   12,851        $    7,255
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         2.42%(e)          2.17%          1.95%          2.51%(f)          2.50%(e)
  Expenses, before waivers/
    reimbursements ............         2.42%(e)          2.17%          1.95%          3.26%             5.19%(e)
  Net investment loss .........        (1.22)%(e)        (1.06)%        (1.07)%        (1.34)%(c)         (.90)%(c)(e)
Portfolio turnover rate .......           69%              171%           111%           107%              151%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ------------------------------------------------------------------------------
                                                                     Class B
                                 ------------------------------------------------------------------------------
                                   Six Months                                                          March 3,
                                        Ended                Year Ended November 30,                1998(a) to
                                 May 31, 2002       ----------------------------------------      November 30,
                                  (unaudited)             2001           2000           1999              1998
                                 -----------------------------------------------------------------------------
Net asset value, beginning
  of period ...................   $     8.12        $    10.29     $    13.05     $     9.58        $    10.00
                                 -----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........         (.08)             (.17)          (.23)          (.22)(c)          (.13)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          .13             (2.00)         (2.09)          3.69              (.29)
                                 -----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          .05             (2.17)         (2.32)          3.47              (.42)
                                 -----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gains on investment
  and foreign currency
  transactions ................           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Total distributions ...........           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     8.17        $     8.12     $    10.29     $    13.05        $     9.58
                                 =============================================================================
Total Return
Total investment return based
  on net asset value(d)  ......          .62%           (21.09)%       (18.44)%        36.22%            (4.20)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   71,912        $   80,353     $  122,503     $   28,678        $   11,710
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         3.19%(e)          2.92%          2.67%          3.21%(f)          3.20%(e)
  Expenses, before waivers/
    reimbursements ............         3.19%(e)          2.92%          2.67%          3.93%             6.14%(e)
  Net investment loss .........        (1.98)%(e)        (1.84)%        (1.79)%        (2.07)%(c)        (1.41)%(c)(e)
Portfolio turnover rate .......           69%              171%           111%           107%              151%

See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ------------------------------------------------------------------------------
                                                                     Class C
                                 ------------------------------------------------------------------------------
                                   Six Months                                                          March 3,
                                        Ended                Year Ended November 30,                1998(a) to
                                 May 31, 2002       ----------------------------------------      November 30,
                                  (unaudited)             2001           2000           1999              1998
                                 -----------------------------------------------------------------------------
Net asset value, beginning
  of period ...................   $     8.13        $    10.29     $    13.05     $     9.57        $    10.00
                                 -----------------------------------------------------------------------------
Income From
  Investment Operations
Net investment loss(b) ........         (.08)             (.16)          (.23)          (.22)(c)          (.15)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          .12             (2.00)         (2.09)          3.70              (.28)
                                 -----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          .04             (2.16)         (2.32)          3.48              (.43)
                                 -----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gains on investment and
  foreign currency
  transactions ................           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Total distributions ...........           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     8.17        $     8.13     $    10.29     $    13.05        $     9.57
                                 =============================================================================
Total Return
Total investment return based
  on net asset value(d)  ......          .49%           (20.99)%       (18.44)%        36.36%            (4.30)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   24,252        $   28,990     $   46,894     $    9,235        $    3,120
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         3.14%(e)          2.88%          2.66%          3.21%(f)          3.20%(e)
  Expenses, before waivers/
    reimbursements ............         3.14%(e)          2.88%          2.66%          3.92%             6.00%(e)
  Net investment loss .........        (1.96)%(e)        (1.80)%        (1.79)%        (2.06)%(c)        (1.69)%(c)(e)
Portfolio turnover rate .......           69%              171%           111%           107%              151%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ------------------------------------------------------------------------------
                                                                 Advisor Class
                                 ------------------------------------------------------------------------------
                                   Six Months                                                          March 3,
                                        Ended                Year Ended November 30,                1998(a) to
                                 May 31, 2002       ----------------------------------------      November 30,
                                  (unaudited)             2001           2000           1999              1998
                                 -----------------------------------------------------------------------------
Net asset value, beginning
  of period ...................   $     8.44        $    10.58     $    13.27     $     9.64        $    10.00
                                 -----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b) ...................         (.04)             (.07)          (.09)          (.12)(c)           .01(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          .13             (2.07)         (2.16)          3.75              (.37)
                                 -----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          .09             (2.14)         (2.25)          3.63              (.36)
                                 -----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gains on investment and
  foreign currency
  transactions ................           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Total distributions ...........           -0-               -0-          (.44)            -0-               -0-
                                 -----------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     8.53        $     8.44     $    10.58     $    13.27        $     9.64
                                 =============================================================================
Total Return
Total investment return based
  on net asset value(d)  ......         1.07%           (20.23)%       (17.57)%        37.66%            (3.60)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   13,912        $   14,116     $   18,800     $    2,386        $    1,386
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         2.12%(e)          1.86%          1.61%          2.21%(f)          2.20%(e)
  Expenses, before waivers/
    reimbursements ............         2.12%(e)          1.86%          1.61%          2.96%             6.28%(e)
  Net investment income
    (loss) ....................         (.89)%(e)         (.78)%         (.68)%        (1.06)%(c)          .13%(c)(e)
Portfolio turnover rate .......           69%              171%           111%           107%              151%

See footnote summary on page 27.


--------------------------------------------------------------------------------
26 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                           Year Ended
                        November 30, 1999
                        -----------------
      Class A                 2.50%
      Class B                 3.20%
      Class C                 3.20%
      Advisor Class           2.20%


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 27

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
28 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 29

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge -- a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
30  o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce W. Calvert, Executive Vice President
Alfred Harrison, Executive Vice President
Edward Baker, Vice President
Gurudutt M. Baliga, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Thomas Kamp, Vice President
Daniel Nordby, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND o 31

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
32 o ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

Alliance International Premier Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

IPGSR0502